Reorganization Of Businesses (Tables)	12 Months Ended
Dec. 31, 2013
Reorganization Of Businesses [Abstract]
Net Charges Incurred By Business Segment
The following table displays the net charges incurred by segment:

Years ended December 31	2013
Products	$57
Services	29
$86
The following table displays the net charges incurred by segment:

Years ended December 31	2012
Products	$22
Services	11
$33
The following table displays the net charges incurred by segment:

Years ended December 31	2011
Products	$27
Services	13
$40

Reorganization Of Businesses Accruals
The following table displays a rollforward of the reorganization of businesses accruals established for exit costs and employee separation costs, including those related to discontinued operations which will be maintained by the Company after the sale of the Enterprise business, from January 1, 2011 to December 31, 2011:

2011	Accruals at January 1	Additional Charges	Adjustments	Amount Used	Accruals at December 31
Exit costs	$17	$19	$1	$(23)	$14
Employee separation costs	50	41	(3)	(58)	30
	$67	$60	$(2)	$(81)	$44
The following table displays a rollforward of the reorganization of businesses accruals established for exit costs and employee separation costs, including those related to discontinued operations which will be maintained by the Company after the sale of the Enterprise business, from January 1, 2013 to December 31, 2013:

2013	Accruals at January 1	Additional Charges	Adjustments	Amount Used	Accruals at December 31
Exit costs	$4	$3	$—	$(1)	$6
Employee separation costs	31	146	(16)	(58)	103
	$35	$149	$(16)	$(59)	$109
The following table displays a rollforward of the reorganization of businesses accruals established for exit costs and employee separation costs, including those related to discontinued operations which will be maintained by the Company after the sale of the Enterprise business, from January 1, 2012 to December 31, 2012:

2012	Accruals at January 1	Additional Charges	Adjustments	Amount Used	Accruals at December 31
Exit costs	$14	$—	$1	$(11)	$4
Employee separation costs	30	54	(9)	(44)	31
	$44	$54	$(8)	$(55)	$35